[Fenwick & West LLP logo]
September 11, 2007
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	ArcSight, Inc.
Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of ArcSight, Inc. (the “Company”), we are transmitting, via EDGAR, for filing pursuant to the Securities Act of 1933, as amended, a registration statement on Form S-1 relating to the proposed initial public offering of up to $74,750,000 of the Company’s shares of common stock. The Company has transmitted the required filing fee via wire transfer to the Securities and Exchange Commission’s account.
     Should you have any questions regarding the above-mentioned filing, please do not hesitate to contact me at (650) 335-7130 or, in my absence, Daniel J. Winnike at (650) 335-7657.

Very truly yours, Fenwick & West LLP
/s/ David A. Bell
David A. Bell

cc:	Trâm T. Phi, Vice President and General Counsel, ArcSight, Inc.
Daniel J. Winnike, Fenwick & West LLP